Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
Disclosure of principal subsidiaries and their geographic location [Table Text Block]
Entity	Jurisdiction	Participation	Functional currency
OR Royalties International Ltd. (formerly Osisko Bermuda Limited)	Bermuda	100%	United States dollar

Disclosure of detailed Information about financial instruments [Table Text Block]
Category	Financial instrument

Financial assets at amortized cost	Cash
Notes and loans receivable
Revenues receivable from royalty, stream and other interests
Interest income receivable
Other receivables

Financial assets at fair value through profit or loss	Investments in derivatives and convertible debentures

Financial assets at fair value through other comprehensive income or loss	Investments in shares and equity instruments, other than in derivatives

Financial liabilities at amortized cost	Accounts payable and accrued liabilities
Borrowings under the revolving credit facility